Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Beginning balance	$ 284,108	$ 235,705
Increases related to tax positions taken during prior years	25,654	12,051
Decreases related to settlement agreements	(19,871)	0
Decreases related to expiration of statute of limitations	(5,356)	0
Increases related to tax positions taken during the current year	22,142	36,352
Ending balance	$ 306,677	$ 284,108